Accumulated Other Comprehensive Loss (AOCL) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Loss (AOCL)
Schedule of income tax effects allocated to and cumulative balance of each component of accumulated other comprehensive income (loss)

The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (“AOCI”) (loss) are as follows:

(in thousands)	Foreign Currency Translation Adjustments	Gain on Available-For-Sale Securities	Change in Postretirement Healthcare Plans	Total Accumulated Other Comprehensive Loss, Net of Tax
Balance as of December 31, 2015	$(35,013)	2,503	(1,034)	$(33,544)
Pretax amount	(36,341)	11,394	775	(24,172)
Tax effect	(5,872)	4,035	279	(1,558)
Net-of-tax amount	(30,469)	7,359	496	(22,614)
Balance as of December 31, 2016	(65,482)	9,862	(538)	(56,158)
Pretax amount	24,794	(2,050)	(682)	22,062
Tax effect	2,776	(634)	(90)	2,052
Net-of-tax amount	22,018	(1,416)	(592)	20,010
Balance as of December 31, 2017	(43,464)	8,446	(1,130)	(36,148)
Pretax amount	(21,495)	(6,896)	(682)	(29,073)
Tax effect	(1,169)	(1,534)	34	(2,669)
Net-of-tax amount	(20,326)	(5,362)	(716)	(26,404)
Reclassification for adoption of ASU 2018-02 (Note 1)	604	1,968	(243)	2,329
Balance as of December 31, 2018	$(63,186)	5,052	(2,089)	$(60,223)